NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities	Dec. 31, 2017 USD ($)
DDDigital Inc.
Cash	$ 8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	2,983,360
Odava
Cash	2,601
Accounts receivable
Property and equipment
Goodwill	2,004,219
Assets acquired	$ 2,006,820